Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments
Turnover	R 249,096	R 275,111	R 289,696
Earnings/(loss) before interest and tax (EBIT/(LBIT))	18,819	(27,305)	21,520
Tax paid	7,293	10,932	13,952
Non-current assets	192,515	200,156	260,809
South Africa
Disclosure of operating segments
Turnover	119,000	137,903	142,804
Earnings/(loss) before interest and tax (EBIT/(LBIT))	16,648	28,109	7,872
Tax paid	5,352	7,939	11,516
Non-current assets	69,763	69,729	67,389
Mozambique
Disclosure of operating segments
Turnover	1,053	1,091	1,146
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(1,717)	738	1,051
Tax paid	1,323	2,536	1,837
Non-current assets	22,901	25,090	18,915
United States
Disclosure of operating segments
Turnover	39,167	43,374	46,334
Earnings/(loss) before interest and tax (EBIT/(LBIT))	2,354	(58,891)	1,899
Tax paid	11	12	12
Non-current assets	75,022	77,217	143,714
Europe
Disclosure of operating segments
Turnover	47,158	50,044	55,996
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(2,417)	(834)	4,957
Tax paid	475	400	493
Non-current assets	14,763	17,136	19,708
Rest of World
Disclosure of operating segments
Turnover	42,718	42,699	43,416
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,951	3,573	5,741
Tax paid	132	45	94
Non-current assets	R 10,066	R 10,984	R 11,083